Other income (expense), net (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Detailed Information About Other Operating Income Expense Explanatory [Table Text Block]
Other income and expenses are presented in the following table:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Valuation gains of financial instruments measured at FVPL	7.5	36.8	17.0
Financial income on marketable securities & cash equivalents	0.0	0.0	0.9
Exchange gains	13.0	0.0	2.4
Interest income	10.0	2.5	5.5
Other financial income	4.6	1.0	1.6

Other income	35.2	40.3	27.4

Valuation losses of financial instruments measured at FVPL	(84.6)	(1.8)	(1.1)
Exchange losses	—	(14.8)	—
Losses on disposal of PP&E and Intangible assets	(1.5)	(1.5)	—
Other financial expenses	(1.5)	(1.6)	(2.8)

Other expenses	(87.6)	(19.7)	(3.9)

Other income (expense), net	(52.4)	20.6	23.5